Information Related to Derivative Amounts Recognized in Income (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 INR	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2014 Interest rate derivatives USD ($)	Mar. 31, 2014 Interest rate derivatives INR	Mar. 31, 2013 Interest rate derivatives INR	Mar. 31, 2014 Forward rate agreements USD ($)	Mar. 31, 2014 Forward rate agreements INR	Mar. 31, 2013 Forward rate agreements INR	Mar. 31, 2014 Currency options USD ($)	Mar. 31, 2014 Currency options INR	Mar. 31, 2013 Currency options INR	Mar. 31, 2014 Currency swaps USD ($)	Mar. 31, 2014 Currency swaps INR	Mar. 31, 2013 Currency swaps INR	Mar. 31, 2014 Forward exchange contracts USD ($)	Mar. 31, 2014 Forward exchange contracts INR	Mar. 31, 2013 Forward exchange contracts INR
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	$ 2.0	119.5	241.9	2,788.7	$ (29.5)	(1,768.7)	(2,170.1)	$ 0	0	4.4	$ 4.2	250.0	(742.8)	$ 11.0	662.6	(105.5)	$ 16.3	975.6	3,255.9